8. SHARE CAPITAL, OPTION BASED PAYMENTS & CONTRIBUTED SURPLUS (Details)	12 Months Ended
	Jan. 31, 2018 $ / shares	Jan. 31, 2018 CAD ($) shares	Jan. 31, 2017 $ / shares shares
Authorized Share Capital		100,000,000
Number of stock options granted		100,000	2,425,000
Stock options Exercise Price | $ / shares	$ 1.00		$ 1.00
Private Placement - 1
Private Placement Units		1,015,502
Private Placement, price per unit | $ / shares	0.50
Private Placement, Gross Proceeds | $		$ 507,751
Private Placement - 2
Private Placement Units		560,063
Private Placement, price per unit | $ / shares	$ 0.80
Private Placement, Gross Proceeds | $		$ 448,050